Employee Benefits - Summary of Fair Value of Company's Pension Plan Assets (Detail) - Pension benefits [Member]	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	6.00%	1.00%
Deposits with Insurance companies	23.60%	21.00%
Total	100.00%	100.00%
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	68.40%	72.00%
Equity instruments (quoted)	1.70%	1.00%
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	0.30%	5.00%